Accounts receivable net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
	2022	2021
	US$’000	US$’000

Contract receivables	1,614	3,661
Less: allowance for doubtful accounts	(28)	(30)
	1,586	3,631

Allowance for doubtful accounts activity
	2022	2021
	US$’000	US$’000

Balance at beginning of period	30	30
Less : reversal in allowances	(2)	-
Balance at end of period	28	30

Age analysis of past due account receivables
	2022	2021
	US$’000	US$’000

Current	710	1,441
Past due
1-30 days	477	1,570
31-60 days	311	495
61-90 days	32	108
Greater than or equal to 91 days	56	17
	876	2,190
	1,586	3,631

ZHEJIANG TIANLAN
Accounts receivable, net
	2022	2021
	RMB’000	RMB’000

Contract receivables	175,792	148,889
Less: allowance for doubtful accounts	(40,019)	(42,867)

	135,773	106,022

Allowance for doubtful accounts activity
	2022	2021
	RMB’000	RMB’000

Balance at beginning of year	42,867	42,182
Add: provision for allowances	822	868
Less: reversal of provision for doubtful accounts	(983)	(183)
Less: write-off of doubtful accounts	(2,687)	-

Balance at end of year	40,019	42,867

Age analysis of past due account receivables
	2022	2021
	RMB’000	RMB’000

Within 1 year	111,436	82,534
1 year - 2 years	12,236	12,144
2 years - 3 years	1,437	5,111
3 years - 4 years	6,132	5,141
4 years - 5 years	4,532	1,092

	135,773	106,022